Share-based payment arrangements - Transaction based incentive plan 2019 (Cash-settled) (Details)				6 Months Ended	12 Months Ended
	Jun. 30, 2019 shares	Jan. 31, 2019 shares	Jan. 08, 2019 shares	Jun. 30, 2019 $ / shares	Dec. 31, 2019 shares tranche $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of vesting tranches | tranche					4
Long Term Incentive Plan 2019 [Member] | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Equity instruments granted (in shares) | shares	800,000	1,200,000	1,200,000		800,000
Long Term Incentive Plan 2019 [Member] | Second anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				12.00%	12.00%
Target share price (in USD per share)				$ 12	$ 12
Long Term Incentive Plan 2019 [Member] | Third anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				19.00%	19.00%
Target share price (in USD per share)				$ 14	$ 14
Long Term Incentive Plan 2019 [Member] | Fourth anniversary | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				25.00%	25.00%
Target share price (in USD per share)				$ 16	$ 16
Long Term Incentive Plan 2019 [Member] | Tranche Four | Phantom Stock Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Annual vesting percentage				44.00%	44.00%
Target share price (in USD per share)				$ 18	$ 18